COMMITMENTS AND CONTINGENCIES - Other Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
COMMITMENTS AND CONTINGENCIES
Operating cash flows from operating leases	$ 586,334
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 1,545,916
Weighted-average remaining lease term - operating leases	1 year 3 months 18 days
Weighted-average discount rate - operating leases	9.10%